Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price of $300,000,000. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-284765), filed on February 27, 2026, except with respect to unsold securities that have been previously registered. The Registrant previously filed a prospectus supplement, dated March 1, 2023 to a prospectus, dated February 24, 2023, constituting part of its Registration Statement on Form S-3 (File No. 333-269994) (the "Prior Registration Statement") and paid a registration fee of $33,060.00 relating to the offer and sale of shares of its Common Stock, $0.01 par value per share (the "Common Stock") with a proposed maximum aggregate offering price of up to $300,000,000 under its then current "at-the-market" program (the "2023 ATM Program"). The Prior Registration Statement expired on February 24, 2026. As of the expiration of the Prior Registration Statement, no shares of Common Stock were sold thereunder and the full $300,000,000 aggregate offering amount remained unsold. Pursuant to Rule 457(p) under the Securities Act, the entire registration fee of $33,060.00 previously paid with respect to such unsold securities may be used to offset the registration fee due in connection with this offering.